Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 230	$ 134
Work in process and raw materials	990	1,155
Total	$ 1,220	$ 1,289